Property, Plant and Equipment - Schedule of Property Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Total property, plant and equipment	[1]	$ 19,502	$ 19,317
Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (ii)	[1]	1,564	1,550
Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		17,767	17,922
Translation adjustment		(338)	436
Reclassifications		(4)	(4)
Transfer from leased assets (note 20)		10	7
Additions at cost		1,554	996
Additions to leased mineral reserves (note 19) (i)	[2]	10	14
Arising on acquisition (note 30)		521	122
Disposals at net carrying amount		(169)	(127)
Depreciation charge for year		(1,413)	(1,345)
Impairment charge for year (iii)	[3]		(254)
Ending Balance		17,938	17,767
Cost/deemed cost [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		30,814	29,372
Ending Balance		31,486	30,814
Accumulated depreciation (and impairment charges) [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(13,047)	(11,450)
Ending Balance		(13,548)	(13,047)
Land and buildings [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (ii)	[1]	1,195	1,151
Land and buildings [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		4,081	4,027
Translation adjustment		(111)	109
Reclassifications		20	76
Transfer from leased assets (note 20)		0	5
Additions at cost		94	42
Additions to leased mineral reserves (note 19) (i)	[2]	0
Arising on acquisition (note 30)		86	42
Disposals at net carrying amount		(63)	(57)
Depreciation charge for year		(146)	(155)
Impairment charge for year (iii)	[3]		(8)
Ending Balance		3,961	4,081
Land and buildings [member] | Cost/deemed cost [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		5,928	5,653
Ending Balance		5,865	5,928
Land and buildings [member] | Accumulated depreciation (and impairment charges) [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(1,847)	(1,626)
Ending Balance		(1,904)	(1,847)
Plant and machinery [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (ii)	[1]	313	342
Plant and machinery [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		9,416	9,490
Translation adjustment		(146)	232
Reclassifications		449	440
Transfer from leased assets (note 20)		10	2
Additions at cost		564	512
Additions to leased mineral reserves (note 19) (i)	[2]	0
Arising on acquisition (note 30)		346	72
Disposals at net carrying amount		(92)	(60)
Depreciation charge for year		(1,153)	(1,082)
Impairment charge for year (iii)	[3]		(190)
Ending Balance		9,394	9,416
Plant and machinery [member] | Cost/deemed cost [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		19,400	18,292
Ending Balance		19,754	19,400
Plant and machinery [member] | Accumulated depreciation (and impairment charges) [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(9,984)	(8,802)
Ending Balance		(10,360)	(9,984)
Assets in course of construction [member] | Property, plant and equipment leased as right of use assets [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased right-of-use assets (ii)	[1]	56	57
Assets in course of construction [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		572	718
Translation adjustment		(22)	13
Reclassifications		(501)	(572)
Transfer from leased assets (note 20)		0
Additions at cost		883	414
Additions to leased mineral reserves (note 19) (i)	[2]	0
Arising on acquisition (note 30)		8	1
Disposals at net carrying amount		(3)	(2)
Depreciation charge for year		0
Impairment charge for year (iii)	[3]		0
Ending Balance		937	572
Assets in course of construction [member] | Cost/deemed cost [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		612	757
Ending Balance		977	612
Assets in course of construction [member] | Accumulated depreciation (and impairment charges) [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(40)	(39)
Ending Balance		(40)	(40)
Mineral-bearing land [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		3,698	3,687
Translation adjustment		(59)	82
Reclassifications		28	52
Transfer from leased assets (note 20)		0
Additions at cost		13	28
Additions to leased mineral reserves (note 19) (i)	[2]	10	14
Arising on acquisition (note 30)		81	7
Disposals at net carrying amount		(11)	(8)
Depreciation charge for year		(114)	(108)
Impairment charge for year (iii)	[3]		(56)
Ending Balance		3,646	3,698
Mineral-bearing land [member] | Cost/deemed cost [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		4,874	4,670
Ending Balance		4,890	4,874
Mineral-bearing land [member] | Accumulated depreciation (and impairment charges) [member] | Carrying Amount [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance		(1,176)	(983)
Ending Balance		$ (1,244)	$ (1,176)

[1]	See note 20 for more detailed information on right-of-use assets and lease liabilities of the Group.
[2]	Additions relating to leased mineral reserves which fall outside the scope of IFRS 16.
[3]	The combined impairment charge in notes 13 and 20 of $nil million (2020: $263 million; 2019: $9 million). [The charge in 2020 principally relates to the write-down of specific assets relating to our UK business within our Europe Materials segment following a strategic review of its operational footprint, together with impairments booked in respect of two CGUs in the same segment. An extended period of lower than anticipated demand and reduced price growth resulting from the combined economic impacts of Brexit and COVID-19 were the primary drivers of the impairment charge. The recoverable amount of these assets is their value-in-use of $185 million and is calculated using real pre-tax discount rates ranging from 7.3% to 7.7%].